Debt (Details) - USD ($)									3 Months Ended		12 Months Ended
	Oct. 29, 2025	Sep. 30, 2025	Aug. 04, 2025	Nov. 12, 2024	Oct. 31, 2024	Sep. 30, 2024	Apr. 29, 2024	Feb. 01, 2024	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Mar. 01, 2025	Mar. 31, 2024
Debt [Line Items]
Convertible notes issued														$ 527,500
Conversion of shares (in Shares)					2,707	2,707
Convertible notes												$ 527,500
Short-term notes payable outstanding											$ 2,647,556	1,917,962
EF Hutton [Member]
Debt [Line Items]
Outstanding balance												1,283,335
Outstanding balance
Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Unpaid interest expense		$ 28,614							44,287		28,614	3,304
Executed amount of promissory note							$ 670,000
Great Point Capital, LLC [Member]
Debt [Line Items]
Unpaid interest expense									$ 34,411		14,685
Short-term notes payable outstanding											$ 2,647,556	2,607,666
Promissory Note [Member]
Debt [Line Items]
Interest rate								24.00%
Principal amount of note payable													$ 183,333
Interest rate percentage											10.00%
Unpaid interest expense				$ 24,061							$ 14,685
Maturity date				May 31, 2025
Increase in interest rate				10.00%
Upfront payment				$ 40,000
Monthly payments				25,000
Promissory Note [Member] | EF Hutton [Member]
Debt [Line Items]
Promissory note principal								$ 2,200,000
Interest rate percentage									24.00%		24.00%
Unpaid interest expense									$ 296,905		$ 235,356	279,000
Promissory Note [Member] | Benesch Friedlander Coplan & Aronoff LLP [Member]
Debt [Line Items]
Promissory note principal			$ 621,732	$ 694,061
Interest rate percentage							7.00%
Outstanding balance		621,732										$ 634,627
Maturity date							Nov. 01, 2024
Increase in interest rate			10.00%
Outstanding balance		$ 621,732
Promissory Note [Member] | Great Point Capital, LLC [Member]
Debt [Line Items]
Interest rate	8.00%
Principal amount of note payable	$ 1,000,000
Interest rate percentage											10.00%
Convertible Notes [Member]
Debt [Line Items]
Conversion of shares (in Shares)					2,707	2,707
Convertible shares (in Shares)												70,000
Principal amount										$ 527,500	$ 527,500
Convertible shares (in Shares)										67,895	68,095
Convertible remained outstanding (in Shares)									1,800		1,600